Long-term debt - Schedule of Maturity of Long-Term Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,273,419,269	$ 797,194,627	$ 845,573,752
Gross carrying amount | 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	233,852,717
Gross carrying amount | 2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	45,000,000
Gross carrying amount | 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt	145,000,000
Gross carrying amount | 2030
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
Gross carrying amount | Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	865,000,000
Less: direct issuance cost
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ (15,433,448)	$ (7,178,913)	$ (8,655,835)